Securities - Fair Value of Investments with Continuous Unrealized Loss Position (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale:
Less than 12 months, Fair value	$ 12,855,000,000	$ 23,012,000,000
Less than 12 months, Unrealized losses	47,000,000	92,000,000
12 months or more, Fair value	3,668,000,000	10,774,000,000
12 months or more, Unrealized losses	61,000,000	146,000,000
Total, Fair value	16,523,000,000	33,786,000,000
Total, Unrealized losses	108,000,000	238,000,000
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, greater than 12 months	44,000,000	65,000,000
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, less than 12 months	0	0
Grantor Trust
Available-for-sale:
Less than 12 months, Fair value	1,600,000,000
Agency residential mortgage-backed securities (“RMBS”)
Available-for-sale:
Less than 12 months, Fair value	850,000,000	8,373,000,000
Less than 12 months, Unrealized losses	4,000,000	33,000,000
12 months or more, Fair value	1,965,000,000	5,912,000,000
12 months or more, Unrealized losses	47,000,000	110,000,000
Total, Fair value	2,815,000,000	14,285,000,000
Total, Unrealized losses	51,000,000	143,000,000
U.S. Treasury
Available-for-sale:
Less than 12 months, Fair value	4,253,000,000	1,976,000,000
Less than 12 months, Unrealized losses	21,000,000	16,000,000
12 months or more, Fair value	0	766,000,000
12 months or more, Unrealized losses	0	4,000,000
Total, Fair value	4,253,000,000	2,742,000,000
Total, Unrealized losses	21,000,000	20,000,000
Sovereign debt/sovereign guaranteed
Available-for-sale:
Less than 12 months, Fair value	1,349,000,000	4,045,000,000
Less than 12 months, Unrealized losses	1,000,000	10,000,000
12 months or more, Fair value	135,000,000	225,000,000
12 months or more, Unrealized losses	0	1,000,000
Total, Fair value	1,484,000,000	4,270,000,000
Total, Unrealized losses	1,000,000	11,000,000
Agency commercial mortgage-backed securities (“MBS”)
Available-for-sale:
Less than 12 months, Fair value	440,000,000	1,960,000,000
Less than 12 months, Unrealized losses	1,000,000	12,000,000
12 months or more, Fair value	266,000,000	775,000,000
12 months or more, Unrealized losses	1,000,000	5,000,000
Total, Fair value	706,000,000	2,735,000,000
Total, Unrealized losses	2,000,000	17,000,000
Foreign covered bonds
Available-for-sale:
Less than 12 months, Fair value	468,000,000	1,009,000,000
Less than 12 months, Unrealized losses	1,000,000	4,000,000
12 months or more, Fair value	90,000,000	690,000,000
12 months or more, Unrealized losses	0	3,000,000
Total, Fair value	558,000,000	1,699,000,000
Total, Unrealized losses	1,000,000	7,000,000
Supranational
Available-for-sale:
Less than 12 months, Fair value	1,041,000,000	1,336,000,000
Less than 12 months, Unrealized losses	1,000,000	6,000,000
12 months or more, Fair value	132,000,000	360,000,000
12 months or more, Unrealized losses	0	0
Total, Fair value	1,173,000,000	1,696,000,000
Total, Unrealized losses	1,000,000	6,000,000
Collateralized loan obligations (“CLOs”)
Available-for-sale:
Less than 12 months, Fair value	1,849,000,000	1,066,000,000
Less than 12 months, Unrealized losses	6,000,000	2,000,000
12 months or more, Fair value	579,000,000	1,499,000,000
12 months or more, Unrealized losses	4,000,000	14,000,000
Total, Fair value	2,428,000,000	2,565,000,000
Total, Unrealized losses	10,000,000	16,000,000
Foreign government agencies
Available-for-sale:
Less than 12 months, Fair value		1,706,000,000
Less than 12 months, Unrealized losses		2,000,000
12 months or more, Fair value		47,000,000
12 months or more, Unrealized losses		0
Total, Fair value		1,753,000,000
Total, Unrealized losses		2,000,000
U.S. government agencies
Available-for-sale:
Less than 12 months, Fair value	160,000,000	377,000,000
Less than 12 months, Unrealized losses	1,000,000	2,000,000
12 months or more, Fair value	0	0
12 months or more, Unrealized losses	0	0
Total, Fair value	160,000,000	377,000,000
Total, Unrealized losses	1,000,000	2,000,000
Other ABS
Available-for-sale:
Less than 12 months, Fair value	449,000,000	456,000,000
Less than 12 months, Unrealized losses	2,000,000	3,000,000
12 months or more, Fair value	226,000,000	305,000,000
12 months or more, Unrealized losses	1,000,000	2,000,000
Total, Fair value	675,000,000	761,000,000
Total, Unrealized losses	3,000,000	5,000,000
Non-agency commercial MBS
Available-for-sale:
Less than 12 months, Fair value	468,000,000	525,000,000
Less than 12 months, Unrealized losses	4,000,000	2,000,000
12 months or more, Fair value	170,000,000	45,000,000
12 months or more, Unrealized losses	2,000,000	0
Total, Fair value	638,000,000	570,000,000
Total, Unrealized losses	6,000,000	2,000,000
Non-agency RMBS
Available-for-sale:
Less than 12 months, Fair value	973,000,000	101,000,000
Less than 12 months, Unrealized losses	3,000,000	0
12 months or more, Fair value	103,000,000	113,000,000
12 months or more, Unrealized losses	6,000,000	7,000,000
Total, Fair value	1,076,000,000	214,000,000
Total, Unrealized losses	9,000,000	7,000,000
Non-agency RMBS | Grantor Trust
Available-for-sale:
Less than 12 months, Fair value	16,000,000	2,000,000
Less than 12 months, Unrealized losses	1,000,000	1,000,000
12 months or more, Fair value	2,000,000	2,000,000
12 months or more, Unrealized losses	1,000,000	1,000,000
State and political subdivisions
Available-for-sale:
Less than 12 months, Fair value	273,000,000	0
Less than 12 months, Unrealized losses	1,000,000	0
12 months or more, Fair value	2,000,000	16,000,000
12 months or more, Unrealized losses	0	0
Total, Fair value	275,000,000	16,000,000
Total, Unrealized losses	1,000,000	0
Corporate bonds
Available-for-sale:
Less than 12 months, Fair value		82,000,000
Less than 12 months, Unrealized losses		0
12 months or more, Fair value		21,000,000
12 months or more, Unrealized losses		0
Total, Fair value		103,000,000
Total, Unrealized losses		$ 0
Corporate Bond Securities
Available-for-sale:
Less than 12 months, Fair value	282,000,000
Less than 12 months, Unrealized losses	1,000,000
12 months or more, Fair value	0
12 months or more, Unrealized losses	0
Total, Fair value	282,000,000
Total, Unrealized losses	$ 1,000,000